HUMILIS US FOCUSED OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 10.7%
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	5,022	$103,955

Interactive Home Entertainment - 1.2%
Take-Two Interactive Software, Inc. (a)	736	183,985

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A	2,666	952,749

Movies & Entertainment - 2.7%
Netflix, Inc. (a)	3,507	250,400
Spotify Technology SA (a)	378	173,551
		423,951
Total Communication Services		1,664,640

Consumer Discretionary - 9.6%
Apparel Retail - 0.9%
TJX Cos., Inc.	868	131,502

Automobile Manufacturers - 1.9%
Tesla, Inc. (a)	682	286,849

Broadline Retail - 5.0%
Amazon.com, Inc. (a)	3,286	783,185

Home Improvement Retail - 0.8%
Home Depot, Inc.	372	131,197

Hotels, Resorts & Cruise Lines - 1.0%
Marriott International, Inc. - Class A	434	160,836
Total Consumer Discretionary		1,493,569

Consumer Staples - 3.8%
Consumer Staples Merchandise Retail - 3.8%
Costco Wholesale Corp.	434	405,994
Walmart, Inc.	1,612	182,575
Total Consumer Staples		588,569

HUMILIS US FOCUSED OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Energy - 2.4%
Integrated Oil & Gas - 2.4%
Chevron Corp.	1,116	$184,988
Exxon Mobil Corp.	1,364	186,486
Total Energy		371,474

Financials - 13.9%
Diversified Banks - 5.4%
Bank of America Corp.	5,690	324,216
JPMorgan Chase & Co.	930	304,417
Wells Fargo & Co.	2,542	210,071
		838,704
Investment Banking & Brokerage - 4.4%
Goldman Sachs Group, Inc.	434	438,935
Morgan Stanley	1,187	248,130
		687,065
Multi-Sector Holdings - 2.6%
Berkshire Hathaway, Inc. - Class B (a)	806	403,314

Transaction & Payment Processing Services - 1.5%
Visa, Inc. - Class A	682	233,988
Total Financials		2,163,071

Health Care - 8.8%
Biotechnology - 2.3%
Gilead Sciences, Inc.	2,790	352,489

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	248	124,337

Managed Health Care - 3.8%
UnitedHealth Group, Inc.	1,426	592,688

Pharmaceuticals - 1.9%
Eli Lilly & Co.	124	148,730
Johnson & Johnson	558	141,715
		290,445
Total Health Care		1,359,959

Industrials - 8.0%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	310	157,933

HUMILIS US FOCUSED OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Construction & Engineering - 1.2%
Quanta Services, Inc.	248	$178,570

Environmental & Facilities Services - 0.8%
Waste Management, Inc.	558	124,367

Industrial Machinery & Supplies & Components - 0.8%
Parker-Hannifin Corp.	124	121,287

Passenger Airlines - 2.5%
Delta Air Lines, Inc.	4,216	394,870

Passenger Ground Transportation - 1.7%
Uber Technologies, Inc. (a)	3,658	263,961
Total Industrials		1,240,988

Information Technology - 36.8% (b)
Application Software - 1.2%
Palantir Technologies, Inc. - Class A (a)	1,550	180,839

Internet Services & Infrastructure - 2.2%
Shopify, Inc. - Class A (a)	3,008	343,453

Semiconductors - 14.8%
Advanced Micro Devices, Inc. (a)	1,440	836,510
Broadcom, Inc.	1,357	512,607
NVIDIA Corp.	4,712	942,824
		2,291,941
Systems Software - 12.3%
Microsoft Corp.	2,294	855,708
Oracle Corp.	2,903	425,435
Palo Alto Networks, Inc. (a)	1,860	634,297
		1,915,440
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	3,410	986,718
Total Information Technology		5,718,391

Materials - 0.8%
Copper - 0.8%
Freeport-McMoRan, Inc.	2,046	128,673

HUMILIS US FOCUSED OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Utilities - 3.5%
Electric Utilities - 2.6%
NextEra Energy, Inc.	2,976	$261,204
Southern Co.	1,426	136,482
		397,686
Multi-Utilities - 0.9%
NiSource, Inc.	2,976	141,509
Total Utilities		539,195
TOTAL COMMON STOCKS (Cost $15,520,559)		15,268,529

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Real Estate - 0.9%
Industrial REITs - 0.9%
Prologis, Inc.	992	134,386
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $143,266)		134,386

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.57% (c)	129,387	129,387
TOTAL MONEY MARKET FUNDS (Cost $129,387)		129,387

TOTAL INVESTMENTS - 100.0% (Cost $15,793,212)		$15,532,302
Liabilities in Excess of Other Assets - (0.0)% (d)		(6,888)
TOTAL NET ASSETS - 100.0%		$15,525,414

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

HUMILIS US FOCUSED OPPORTUNITIES ETF

Summary of Fair Value Disclosures as of June 30, 2026 (Unaudited)

Humilis US Focused Opportunities ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$15,268,529	$—	$—	$15,268,529
Real Estate Investment Trusts	134,386	—	—	134,386
Money Market Funds	129,387	—	—	129,387
Total Investments	$15,532,302	$—	$—	$15,532,302

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.